Income Taxes - Schedule of Company’s Taxes Payable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Company’s Taxes Payable [Abstract]
Income tax payable	$ 8,906	$ 27,337
Other tax payables	38,478	39,056
Total tax payable	$ 47,384	$ 66,393